SHAREHOLDERS' EQUITY (Schedule of Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility		60.00%	66.00%
Expected volatility, minimum	61.00%
Expected volatility, maximum	80.00%
Risk-free interest rate	0.36%	0.40%	0.40%
Expected term - in years		3 years	2 years 10 months 30 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term - in years	2 years 11 months 23 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term - in years	3 years 6 months